PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Current assets
Cash	¥ 7,742,082	¥ 5,810,938
Prepaid expenses	104,357	80,913
Other current assets	155,782	148,603
Total current assets	9,618,087	7,084,709
Restricted cash	171,705	128,025
Other non-current assets	385,643	289,410
Total assets	41,608,850	31,492,531
Current liabilities
Accounts payable	2,880,745	1,675,966
Accrued expenses and other payables	1,541,688	817,883
Total current liabilities	6,468,154	3,999,514
Long-term borrowings	9,337,882	8,028,473
Convertible bonds payable	2,086,179	2,049,654
Other long-term liabilities	298,334	345,537
Total liabilities	26,716,051	20,136,969
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2019 and June 30, 2020; Redemption value of RMB1,061,981 and RMB1,064,137 as of December 31, 2019 and June 30, 2020, respectively; Liquidation value of RMB1,537,636 and RMB2,378,419 as of December 31, 2019 and June 30, 2020, respectively)	1,064,137	1,061,981
Shareholders' Equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 shares authorized; 1,148,842,379 and 1,210,996,227 Class A ordinary shares issued and outstanding as of December 31, 2019 and June 30, 2020, respectively; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2019 and June 30, 2020)	434	412
Additional paid-in capital	16,125,571	12,403,043
Accumulated other comprehensive loss	(47,075)	(52,684)
Accumulated deficit	(2,250,268)	(2,057,190)
Total shareholders' equity	13,828,662	10,293,581	¥ 8,419,255	¥ 5,521,925
Commitments and contingencies
Total liabilities, redeemable preferred shares and shareholders' equity	41,608,850	31,492,531
Parent Company | Reportable Legal Entities
Current assets
Cash	4,280,909	2,560,388
Prepaid expenses	3,987	7,048
Other current assets	16,688	21,537
Total current assets	4,301,584	2,588,973
Restricted cash	27,636	27,225
Investment and loans to subsidiaries	13,436,889	11,539,590
Other non-current assets	4,542	4,954
Total assets	17,770,651	14,160,742
Current liabilities
Accounts payable	695	7,168
Accrued expenses and other payables	93,290	49,546
Due to subsidiaries	942	928
Total current liabilities	94,927	57,642
Long-term borrowings	686,730	681,235
Convertible bonds payable	2,086,179	2,049,654
Other long-term liabilities	10,016	16,649
Total liabilities	2,877,852	2,805,180
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2019 and June 30, 2020; Redemption value of RMB1,061,981 and RMB1,064,137 as of December 31, 2019 and June 30, 2020, respectively; Liquidation value of RMB1,537,636 and RMB2,378,419 as of December 31, 2019 and June 30, 2020, respectively)	1,064,137	1,061,981
Shareholders' Equity
Ordinary shares (US$0.00005 par value; 2,002,000,000 shares authorized; 1,148,842,379 and 1,210,996,227 Class A ordinary shares issued and outstanding as of December 31, 2019 and June 30, 2020, respectively; 67,590,336 Class B ordinary shares issued and outstanding as of December 31, 2019 and June 30, 2020)	434	412
Additional paid-in capital	16,125,571	12,403,043
Accumulated other comprehensive loss	(47,075)	(52,684)
Accumulated deficit	(2,250,268)	(2,057,190)
Total shareholders' equity	13,828,662	10,293,581
Commitments and contingencies
Total liabilities, redeemable preferred shares and shareholders' equity	¥ 17,770,651	¥ 14,160,742